Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Equity attributable to the Company	Share capital	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings (deficit)	Non-controlling interest
Balance at the beginning of year (in shares) at Dec. 31, 2018	169,821,192
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)	0
Shares issued under ATM program (in shares)	11,037,273
Share issued as consideration for Trafigura acquisition (in shares)	16,035,856
Balance at the end of year (in shares) at Dec. 31, 2019	196,894,321
Balance at beginning of year at Dec. 31, 2018			$ 169,821	$ 198,497	$ 1,090,376	$ 224	$ (295,118)	$ 417
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options			0	0
Shares issued under ATM program			11,037	87,378
Shares issued as consideration for Trafigura acquisition	$ 127,000		16,036	110,967
Stock compensation expense				438
Adjustment on repurchase of non-controlling interest				(70)				(199)
Cash dividends					(19,688)		0
Other comprehensive income (loss)	106					106
Net income (loss)	139,986						139,972
Adjustment on sale of subsidiary								0
Net income attributable to non-controlling interest	14							14
Balance at the end of year at Dec. 31, 2019	$ 1,510,208	$ 1,509,976	196,894	397,210	1,070,688	330	(155,146)	232
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)	798,000
Shares issued under ATM program (in shares)	0
Share issued as consideration for Trafigura acquisition (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2020	197,692,321
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options			798	5,027
Shares issued under ATM program			0	0
Shares issued as consideration for Trafigura acquisition			0	0
Stock compensation expense				(216)
Adjustment on repurchase of non-controlling interest				0				0
Cash dividends					(66,594)		(249,711)
Other comprehensive income (loss)	$ (130)					(130)
Net income (loss)	413,006						412,875
Adjustment on sale of subsidiary								(835)
Net income attributable to non-controlling interest	131							131
Balance at the end of year at Dec. 31, 2020	$ 1,611,553	1,612,025	197,692	402,021	1,004,094	200	8,018	(472)
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options (in shares)	339,000
Shares issued under ATM program (in shares)	5,499,658
Share issued as consideration for Trafigura acquisition (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2021	203,530,979
Increase (decrease) in Equity [Roll Forward]
Shares issued on exercise of options			339	1,593
Shares issued under ATM program			5,500	45,015
Shares issued as consideration for Trafigura acquisition			0	0
Stock compensation expense				(338)
Adjustment on repurchase of non-controlling interest				0				0
Cash dividends					0		0
Other comprehensive income (loss)	$ 28					28
Net income (loss)	(11,148)						(11,148)
Adjustment on sale of subsidiary								0
Net income attributable to non-controlling interest	0							0
Balance at the end of year at Dec. 31, 2021	$ 1,652,542	$ 1,653,014	$ 203,531	$ 448,291	$ 1,004,094	$ 228	$ (3,130)	$ (472)